Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.5%
International Alternative Fund - 6.7%
Transamerica Unconstrained Bond (A)	7,029,133	$ 61,434,623

International Equity Funds - 15.2%
Transamerica Emerging Markets Opportunities (A)	6,503,093	50,138,846
Transamerica International Equity (A)	1,833,625	35,517,325
Transamerica International Focus (A)	4,655,565	37,523,853
Transamerica International Small Cap Value (A)	1,170,729	16,074,109

		139,254,133

U.S. Alternative Fund - 2.1%
Transamerica BlackRock Global Real Estate Securities VP (A)	2,052,084	18,838,135

U.S. Equity Funds - 22.2%
Transamerica Janus Mid-Cap Growth VP (A)	334,455	11,408,246
Transamerica JPMorgan Enhanced Index VP (A)	1,075,019	22,940,910
Transamerica JPMorgan Mid Cap Value VP (A)	135,935	1,983,285
Transamerica Large Cap Value (A)	5,147,893	63,061,693
Transamerica Mid Cap Growth (A)	1,811,436	14,002,400
Transamerica Mid Cap Value Opportunities (A)	418,084	4,373,161
Transamerica Small Cap Value (A)	3,140,804	16,677,670
Transamerica T. Rowe Price Small Cap VP (A)	18,325	192,050
Transamerica WMC US Growth VP (A)	2,308,603	68,496,244

		203,135,659

U.S. Fixed Income Funds - 33.0%
Transamerica Core Bond (A)	32,917,341	287,697,564
Transamerica Floating Rate (A)	538,071	4,821,115
Transamerica High Yield Bond (A)	1,197,828	9,402,946

		301,921,625

U.S. Mixed Allocation Fund - 18.3%
Transamerica Aegon Bond VP (A)	17,751,028	168,102,237

Total Investment Companies (Cost $988,793,595)		892,686,412

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.6%
U.S. Treasury - 1.6%
U.S. Treasury Notes 0.88%, 01/31/2024 (B)	$ 15,122,000	14,644,121

Total U.S. Government Obligation (Cost $14,651,887)		14,644,121

Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 2.10% (C), dated 03/31/2023, to be repurchased at $6,920,747 on 04/03/2023. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $7,057,984.

$ 6,919,536	$ 6,919,536

Total Repurchase Agreement (Cost $6,919,536)	6,919,536

Total Investments (Cost $1,010,365,018)	914,250,069
Net Other Assets (Liabilities) - 0.2%	1,548,836

Net Assets - 100.0%	$ 915,798,905

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
30-Year U.S. Treasury Bonds	139	06/21/2023	$17,474,635	$18,230,719	$756,084	$—
EURO STOXX 50® Index	440	06/16/2023	19,259,484	20,332,638	1,073,154	—
JPY Currency	404	06/16/2023	37,751,309	38,493,625	742,316	—
S&P 500® E-Mini Index	130	06/16/2023	25,478,677	26,895,375	1,416,698	—
S&P/TSX 60 Index	44	06/15/2023	7,752,304	7,873,444	121,140	—
U.S. Treasury Ultra Bonds	383	06/21/2023	51,832,842	54,050,875	2,218,033	—

Total					$6,327,425	$—

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(430)	06/30/2023	$(46,123,336)	$(47,088,360)	$—	$(965,024)
10-Year Japan Government Bonds	(171)	06/13/2023	(188,724,052)	(190,762,719)	—	(2,038,667)
10-Year U.S. Treasury Notes	(684)	06/21/2023	(78,665,344)	(78,606,562)	58,782	—
CAD Currency	(37)	06/20/2023	(2,679,769)	(2,737,630)	—	(57,861)
MSCI EAFE Index	(359)	06/16/2023	(35,934,087)	(37,632,175)	—	(1,698,088)
MSCI Emerging Markets Index	(504)	06/16/2023	(24,167,142)	(25,086,600)	—	(919,458)

Total					$58,782	$(5,679,098)

Total Futures Contracts					$6,386,207	$(5,679,098)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$892,686,412	$—	$—	$892,686,412
U.S. Government Obligation	—	14,644,121	—	14,644,121
Repurchase Agreement	—	6,919,536	—	6,919,536

Total Investments	$892,686,412	$21,563,657	$—	$914,250,069

Other Financial Instruments
Futures Contracts (E)	$6,386,207	$—	$—	$6,386,207

Total Other Financial Instruments	$6,386,207	$—	$—	$6,386,207

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(5,679,098)	$—	$—	$(5,679,098)

Total Other Financial Instruments	$(5,679,098)	$—	$—	$(5,679,098)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2023	Shares as of March 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Bond VP	$70,683,232	$95,576,525	$—	$—	$1,842,480	$168,102,237	17,751,028	$—	$—

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2023	Shares as of March 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$20,344,875	$—	$(1,653,098)	$(657,665)	$804,023	$18,838,135	2,052,084	$—	$—
Transamerica Core Bond	279,758,660	2,714,094	—	—	5,224,810	287,697,564	32,917,341	2,714,094	—
Transamerica Emerging Markets Opportunities	48,513,073	—	—	—	1,625,773	50,138,846	6,503,093	—	—
Transamerica Floating Rate	4,706,329	94,349	—	1,862	18,575	4,821,115	538,071	94,349	—
Transamerica High Yield Bond	9,162,603	135,110	—	—	105,233	9,402,946	1,197,828	135,110	—
Transamerica International Equity	37,150,924	—	(4,529,095)	574,084	2,321,412	35,517,325	1,833,625	—	—
Transamerica International Focus	35,382,294	—	—	—	2,141,559	37,523,853	4,655,565	—	—
Transamerica International Small Cap Value	15,760,436	—	(1,358,729)	225,297	1,447,105	16,074,109	1,170,729	—	—
Transamerica Janus Mid-Cap Growth VP	3,708,461	7,585,344	—	—	114,441	11,408,246	334,455	—	—
Transamerica JPMorgan Enhanced Index VP	21,253,130	—	—	—	1,687,780	22,940,910	1,075,019	—	—
Transamerica JPMorgan Mid Cap Value VP	12,966,883	—	(11,595,334)	(1,759,549)	2,371,285	1,983,285	135,935	—	—
Transamerica Large Cap Value	84,656,117	227,717	(22,854,120)	2,753,712	(1,721,733)	63,061,693	5,147,893	227,717	—
Transamerica Mid Cap Growth	9,712,416	3,046,327	—	—	1,243,657	14,002,400	1,811,436	—	—
Transamerica Mid Cap Value Opportunities	6,204,828	—	(1,970,241)	99,143	39,431	4,373,161	418,084	—	—
Transamerica Small Cap Value	21,640,765	—	(5,336,789)	(3,797,199)	4,170,893	16,677,670	3,140,804	—	—
Transamerica T. Rowe Price Small Cap VP	179,222	—	—	—	12,828	192,050	18,325	—	—
Transamerica Unconstrained Bond	60,596,274	702,387	—	1,031,330	(895,368)	61,434,623	7,029,133	702,387	—
Transamerica WMC US Growth VP	59,885,156	—	—	—	8,611,088	68,496,244	2,308,603	—	—

Total	$802,265,678	$110,081,853	$(49,297,406)	$(1,528,985)	$31,165,272	$892,686,412	90,039,051	$3,873,657	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $12,155,337.
(C)	Rate disclosed reflects the yield at March 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Asset Allocation – Conservative VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4